Total operating costs - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Increase in provision for restructuring programmes (Note 23)	€ 93	€ 242	€ 80
Amount of provision unused (Note 23)	(13)	(7)	(15)
Accelerated depreciation and non-cash costs	60	121	39
Other cash costs	13	12	26
Total restructuring costs	€ 153	€ 368	€ 130